SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS (Details)	Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
2023	$ 1,038,519
2024
2025
2026	971,134
Total	2,009,653
Tongchuan Cip Project [Member]
Property, Plant and Equipment [Line Items]
2023	502,504
2024
2025
2026	718,891
Total	1,221,395
Yumen Cip Project [Member]
Property, Plant and Equipment [Line Items]
2023	536,015
2024
2025
2026	252,243
Total	$ 788,258